Note 4 - Loans and Loans Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011

Commercial business	$57,865,436	$50,784,674
Commercial real estate	102,412,694	99,636,976
Mortgage warehouse lines	284,127,530	249,345,831
Construction loans	55,691,393	49,285,783
Residential real estate loans	10,897,307	12,885,352
Loans to individuals	9,643,385	12,219,640
All other loans	189,279	255,556
Gross Loans	520,827,024	474,413,812
Deferred loan costs	987,086	1,017,959
	$521,814,110	$475,431,771

Loans And Leases Receivable Related Parties [Table Text Block]
	December 31,
	2012	2011
Balance, beginning of year	$3,077,361	$3,368,786
Loans granted	412,581	9,711
Repayments of loans	(233,208)	(301,136)

Balance, end of year	$3,256,734	$3,077,361